Subsequent Event (Details) - USD ($)	Oct. 29, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
SeriesB Preferred Shares to be Issued in Equity Agreement	80,000
Warrants Issued at Closing of Equity Agreement	3,568,750
Equity Agreement Dollar Amount to be Funded	$ 80,000,000
12 day funding requirement	12 days
ECA half conditional shares	15,000
ECA Total Conditional Shares	30,000
HalfSeriesB-3WarrantsECA	515,625
Total Series B-3 Warrants After Initial Closing ECA	1,031,250
Maximum amount of consideration after initial closing ECA	$ 30,000,000
Shares available for purchase as part of rights offering	15,000
Warrant rate for conversion on rights offering	5.5
Dollar exchange rate series B-3 rights offering warrants	$ 160
Minimum investment for common to participate in tranche 2	50,000
Maximum percentage of common shareholders tranche 2	$ 2,250,000
Series A Exchange Percentage for Series B-3	50.00%
Preferred stock, par value (in dollars per share)	$ 1,000